Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Avidia Bancorp, Inc.
Amendment Flag	false
Entity Central Index Key	0002058758
EBP 002
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Avidia Bancorp, Inc.
Amendment Flag	false
Entity Central Index Key	0002058758
Document Fiscal Period Focus	FY